Taxation	6 Months Ended
Jun. 30, 2019
Taxation [Abstract]
Taxation

3. Taxation

The Group’s income tax expense recognized in the condensed interim consolidated statement of profit or loss is presented as follows:

	SIX MONTHS ENDED
	June 30, 2019	June 30, 2018
Deferred income tax expense	—	—
Deferred income tax gain	261,394	17,453
Total income tax (expense)/gain	261,394	17,453

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of June 30, 2019 and 2018 is presented as follows:

	June 30, 2019	June 30, 2018
Deferred Tax liabilities
Intangible assets	(211,233)	(354,116)
Hercules Loan & Warrant	—	(8,377)
Derivative financial asset	(17,388)	(19,759)
Total	(228,621)	(382,252)
Deferred Tax assets
Net operation loss (NOL)	149,029	220,895
Total	149,029	220,895
Deferred Tax, net	(79,592)	(161,357)